                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4841

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                          MFS MUNICIPAL INCOME TRUST
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              (Exact name of registrant as specified in charter)

               500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                   Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                   (Name and address of agents for service)

      Registrant's telephone number, including area code: (617) 954-5000

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                      Date of fiscal year end: October 31

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            Date of reporting period: July 1, 2011 - June 30, 2012

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

ITEM 1. PROXY VOTING RECORD.

                          MFS Municipal Income Trust
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04841
Reporting Period: 07/01/2011 - 06/30/2012
MFS Municipal Income Trust

========================== MFS Municipal Income Trust ==========================

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:   880443BF2
Meeting Date:  JAN 06, 2012  Meeting Type:  Written Consent
Record Date:   DEC 02, 2011

#   Proposal                               Mgt Rec Vote Cast Sponsor
1   To Consent To The Proposed Amendments   None      For    Management

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:   880443BPO
Meeting Date:  JAN 06, 2012  Meeting Type:  Written Consent
Record Date:   DEC 02, 2011

#   Proposal                               Mgt Rec Vote Cast Sponsor
1   To Consent To The Proposed Amendments   None      For    Management

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:   880443BQ8
Meeting Date:  JAN 06, 2012  Meeting Type:  Written Consent
Record Date:   DEC 02, 2011

#   Proposal                               Mgt Rec Vote Cast Sponsor
1   To Consent To The Proposed Amendments   None      For    Management

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:   880443BR6
Meeting Date:  JAN 06, 2012  Meeting Type:  Written Consent
Record Date:   DEC 02, 2011

#   Proposal                               Mgt Rec Vote Cast Sponsor
1   To Consent To The Proposed Amendments   None      For    Management

                          MFS Municipal Income Trust
--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:   880443BS4
Meeting Date:  JAN 06, 2012  Meeting Type:  Written Consent
Record Date:   DEC 02, 2011

#   Proposal                               Mgt Rec Vote Cast Sponsor
1   To Consent To The Proposed Amendments   None      For    Management

========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST


By (Signature and Title):  JOHN M. CORCORAN*
                           ---------------------------------------------------------
                           John M. Corcoran, Principal Executive Officer & President

Date: August 13, 2012

*By (Signature and Title)  /s/ Susan S. Newton
                           ---------------------------------------------------------
                           Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 18/th/, 2012. (1)

(1)Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 54 filed with the SEC via EDGAR on July 26, 2012.